Revenues from Major Geographic Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	$ 60,958	$ 63,668	$ 98,300
PRC
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	47,308	51,536	80,349
Countries other than PRC
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	$ 13,650	$ 12,132	$ 17,951